STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
OPERATING ACTIVITIES
Net Loss	$ (6,509,799)	$ (1,060,172)	$ (2,636,734)	$ (5,694,349)
Adjustments to Reconcile Net Loss to Cash Provided by (Used in) Operating Activities:
Impairment of Oil and Natural Gas Properties				3,316,212
Change in Allowance For Doubtful Accounts Receivable				(128,024)
Depreciation	2,590	2,976	4,723	20,804
Debt Discount Amortization	11,449	175,634	254,501	810,540
Loss on Debt Extinguishment	5,099,340	217,141	526,459	89,701
Bad debt expense	672,500
Stock Based Compensation	260,648	65,506	1,036,654	458,543
Stock Issued for Services		3,650	503,076
Change in fair value of Derivatives	16,992		136,827
Changes in Operating Assets and Liabilities:
(Increase) Decrease in Accounts Receivable	(4,108,013)	(218,664)	(6,286,796)	191,171
(Increase)/Decrease in Prepaid Expenses	64,741	65,968
(Increase) Decrease in Prepaid Expenses and other Current Assets			146,488	156,927
Increase (Decrease) in Deposits from Joint Interest Owners	(4,078,786)		4,078,786
Increase (Decrease) in Accounts Payable			5,914,705	(30,205)
Increase/(Decrease) in Accounts Payable and Stock Payable	3,384,095	1,496,334
Increase (Decrease) in Related Party Payable	29,758	11,830	7,928	32,626
Increase (Decrease) in Accrued Interest Payable	237,921	272,727	520,375	509,139
Increase (Decrease) in Accrued Liabilities and Other Payables			633,865
Increase (Decrease) in Other	19,553		44,723
Net Cash Provided by (Used in) Operating Activities	(4,897,011)	1,032,930	4,885,581	(266,915)
INVESTING ACTIVITIES
Investments in Oil and Gas Properties	(5,658,105)	(281,584)
Leases Purchased / Lease Rentals Paid			(280,268)	(284,089)
Proceeds From Sale of Working Interest		1,485,589	2,884,651	26,400
Capitalized Exploration and Wells In Process Costs			(1,904,618)	(175,931)
Deposits and Equipment Purchases			(22,050)
Net Cash Provided by (Used in) Investing Activities	(5,658,105)	1,204,005	677,715	(433,620)
FINANCING ACTIVITIES
Proceeds from Term Loan	10,000,000
Proceeds from Related Party Loans				652,500
Payments on Note Payable	(65,555)	(73,413)	(160,408)	(159,653)
Proceeds from Convertible Promissory Notes and Warrants		200,000	212,500	150,000
Net Cash Provided by (Used in) Financing Activities	9,934,445	126,587	52,092	642,847
Net Increase (Decrease) in Cash	(620,670)	2,363,522	5,615,388	(57,688)
Beginning Cash Balance	5,621,814	6,426	6,426	64,114
Ending Cash Balance	5,001,143	2,369,948	5,621,814	6,426
Supplemental Schedule of Cash Flow Activities
Cash Paid for Interest	2,870	3,036	5,636	4,448
Non-Cash Investing and Financing Activities
Prepaid Asset Financed Through Notes Payable	146,310	156,718	156,718	159,188
Accrued Liabilities, Convertible Notes and Accrued Interest Settled Through Issuance of Common Stock			1,896,999
Debt Issuance Costs in Accounts Payable	467,704
Capital Expenditures Included in Accounts Payable		16,260	1,223,792	49,177
Stock-Based Compensation Capitalized to Unproved Properties	541,905	27,875
Stock Issued for Consulting Services Capitalized to Unproved Properties		4,880,000
Loans Extinguished through Exercise of Warrants	10,000,000
Receivable from Sale of Working Interest		304,052
Wells In Process Included in Accounts Payable	2,579,486	127,415
Funds Received from Capital Raise Transferred to Equity	$ 965,800
Purchase of Developmental Capital Expenditures
Included in Accounts Payable		$ 16,260	1,223,792	49,177
Through Stock Based Compensation to Employees			820,877	$ 195,127
Through Issuance of Common Stock			$ 4,880,000